15. Convertible Bonds (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Convertible Promissory Note [Member]
Total convertible bonds, current	$ 50,510
Convertible Bonds [Member]
Total convertible bonds, current	50,373	$ 55,907
Convertible Bonds [Member] | Brilliant King Group Limited [Member]
Total convertible bonds, current	12,000	12,000
Convertible Bonds [Member] | Iliad Research and Trading, L.P. [Member]
Total convertible bonds, current	0	907
Convertible Bonds [Member] | Poseidon Sports Limited [Member]
Total convertible bonds, current	3,000	3,000
Convertible Bonds [Member] | Vision Edge Limited [Member]
Total convertible bonds, current	20,000	20,000
Convertible Bonds [Member] | MGL [Member]
Total convertible bonds, current	13,400	20,000
Convertible Bonds [Member] | Streeterville Capital, LLC [Member]
Total convertible bonds, current	$ 1,973	$ 0